ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Structured Entities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Financial assets	$ 133,142,903	$ 206,213,605
Other assets	1,294,351	1,367,029
Total Assets	148,684,691	218,032,810	$ 208,027,788
LIABILITIES
Financial liabilities	115,857,073	181,921,254
Other liabilities	8,208,914	8,314,639
Total Liabilities	125,249,296	191,930,415	$ 176,812,473
Consolidated structured entities [member]
ASSETS
Loans	1,594,664	1,584,904
Financial assets	108,839	215,164
Other assets	291,691	194,075
Total Assets	1,995,194	1,994,143
LIABILITIES
Financial liabilities	1,424,480	1,374,000
Other liabilities	41,630	228,518
Total Liabilities	$ 1,466,110	$ 1,602,518